Investor Report
Mercedes-Benz Auto Receivables Trust 2019-1
Collection Period Ended

Amounts in USD
29-Feb-2020
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)

16-Mar-2020
Distribution Date
29-Feb-2020
1-Feb-2020
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2A, A-3 and A-4 Notes (from... to)
12-Mar-2020
Record Date
13-Mar-2020
30
27
16-Mar-2020
18-Feb-2020
15-Mar-2020
15-Feb-2020
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
65,401,349.27
43,078,249.16
22,323,100.11
Class A-1 Notes
119.396478
360,800,000.00
0.061871
511,000,000.00
0.00
511,000,000.00
Class A-2A Notes
0.000000
511,000,000.00
1.000000
50,000,000.00
0.00
50,000,000.00
Class A-2B Notes
0.000000
50,000,000.00
1.000000
464,000,000.00
0.00
464,000,000.00
Class A-3 Notes
0.000000
464,000,000.00
1.000000
128,560,000.00
0.00
128,560,000.00
Class A-4 Notes
0.000000
128,560,000.00
1.000000
1,218,961,349.27
1,175,883,100.11
43,078,249.16
Total Note Balance
1,514,360,000.00
Yield Supplement Overcollateralization Amount
Adjusted Pool Balance
Overcollateralization
46,159,482.14
38,830,160.91
1,257,791,510.18
38,830,160.91
Pool Balance
1,306,037,725.00
1,260,872,743.16
1,615,006,230.09
1,553,206,436.21
61,799,793.88
48,246,214.82
1,214,713,261.02
38,846,436.21
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
38,830,160.91
2.50%
2.50%
38,846,436.21
2.50%
38,830,160.91
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.000000%
0.00
0.000000
43,078,249.16
119.396478
Class A-2A Notes
2.040000%
868,700.00
1.700000
868,700.00
1.700000
Class A-2B Notes
1.838250%
68,934.38
1.378688
68,934.38
1.378688
Class A-3 Notes
1.940000%
750,133.33
1.616667
750,133.33
1.616667
Class A-4 Notes
2.040000%
218,552.00
1.700000
218,552.00
1.700000
$44,984,568.87
Total
$1,906,319.71

Investor Report
Mercedes-Benz Auto Receivables Trust 2019-1
Collection Period Ended

Amounts in USD
29-Feb-2020
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount
Available Funds
Interest Collections
Purchase Amounts
Principal Collections
0.00
Advances made by the Servicer
Available Collections
48,326,083.74
Recoveries
0.00
43,665,494.51
48,326,083.74
395,730.00
302,069.27
3,899,697.84
63,092.12
0.00
(1) Total Servicing Fee
(2) Total Trustee Fees and any Asset Representations Reviewer
fees (max. $250,000 p.a.)
Nonrecoverable Advances to the Servicer
1,088,364.77
0.00
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distributable Amount
1,906,319.71
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
43,078,249.16
0.00
(8) Total Trustee Fees and any Asset Representations Reviewer
fees [not previously paid under (2)]
0.00
(9) Excess Collections to Certificateholders
Total Distribution
48,326,083.74
2,253,150.10
Distributions
Available Funds
Distribution Detail
Paid
Shortfall
Due
0.00
1,088,364.77
1,088,364.77
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
1,906,319.71
1,906,319.71
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
868,700.00
0.00
868,700.00
thereof on Class A-2B Notes
68,934.38
0.00
68,934.38
thereof on Class A-3 Notes
750,133.33
0.00
750,133.33
thereof on Class A-4 Notes
218,552.00
0.00
218,552.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
1,906,319.71
1,906,319.71
0.00
Interest Distributable Amount Class A Notes
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
43,078,249.16
0.00
43,078,249.16
Aggregate Principal Distributable Amount
43,078,249.16
43,078,249.16
0.00

Investor Report
Mercedes-Benz Auto Receivables Trust 2019-1
Collection Period Ended

Amounts in USD
29-Feb-2020
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
3,883,016.09
0.00
0.00
3,883,016.09
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account
58,298.88
4,793.24
4,793.24
4,793.24
63,092.12
3,883,016.09
Notice to Investors

Investor Report
Mercedes-Benz Auto Receivables Trust 2019-1
Collection Period Ended

Amounts in USD
29-Feb-2020
Pool Statistics
Principal Gross Losses
Pool Data
1,615,006,230.09
3.73%
45.72
19.23
Cutoff Date Pool Balance
Amount
Number of Receivables
Pool Balance beginning of Collection Period
1,306,037,725.00
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Pool Balance end of Collection Period
Weighted Average APR
14,231,317.03
0.00
1,499,487.33
1,260,872,743.16
45,912
46,558
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
As of Cutoff Date
Current
50,838
29,434,177.48
3.71%
52.01
Pool Factor
78.07%
12.33

Investor Report
Mercedes-Benz Auto Receivables Trust 2019-1
Collection Period Ended

Amounts in USD
29-Feb-2020
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Total
1,260,872,743.16
45,912
100.00%
91-120 Days Delinquent

0.02%
281,112.68
61-90 Days Delinquent

0.12%
1,463,752.04
31-60 Days Delinquent
89
0.26%
3,340,895.61
Current
99.60%
1,255,786,982.83
45,786
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency Trigger
60+ Delinquency Loans to EOP Aggregate Securitization Value
Delinquency Trigger occurred
2.302%
0.138%
No
Loss Statistics
Average Net Loss / (Gain)
14,308.11
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Month Average
0.503%
Third Prior Collection Period
Second Prior Collection Period
Prior Collection Period
Current Collection Period
0.765%
Principal Net Loss / (Gain) as % of Average Pool Balance (annualized):
2,947,470.46
818,699.67
Principal Net Loss / (Gain)
Principal Recoveries
290,760.03
1,171,122.54
Principal Net Liquidation Proceeds
390,027.63
2,655,435.97
Principal Gross Losses
1,499,487.33
6,774,028.97

Losses
(1)
Amount
Number of Receivables
Number of Receivables
Amount
Current
Cumulative
0.183%
(1) Losses include accounts that have been charged off with a balance remaining of less than $50. These accounts are excluded in the Number of Receivables count as they are not considered a charge-off on a defaulted loan.
0.616%
0.376%
0.254%